SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Office furniture and equipment [Member]
Property plant and equipment estimated useful life	10 years	10 years
Computer equipment and software [Member]
Property plant and equipment estimated useful life	5 years	5 years
Land Improvements [Member]
Property plant and equipment estimated useful life	15 years	15 years
Land easements [Member]
Property plant and equipment estimated useful life	10 years	10 years